Offerings	May 08, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Warrants to Purchase Debt Securities
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01381%
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 30,925,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,270,742.50
Offering Note	(a) There is being registered hereunder an indeterminate number or amount, as the case may be, of the securities of each identified class as may from time to time be offered and sold at indeterminate prices, which together shall have a maximum aggregate offering price not to exceed $39,000,000,000.00. Any securities registered hereunder may be sold separately or in combination with the other securities registered hereunder. The securities registered hereunder also include an indeterminate number or amount, as the case may be, of securities registered hereunder as may be issued upon conversion, redemption, exchange, exercise or settlement, as applicable of any other securities registered hereunder that provide for such conversion, redemption, exchange, exercise or settlement, including such securities as may be issued pursuant to anti-dilution adjustments pursuant to the anti-dilution provisions of any such securities or as a result of stock splits, stock dividends or similar transactions, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"). (b) The proposed maximum aggregate offering price per class of security will be determined from time to time by the Registrant in connection with the issuance of the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b of the Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form S-3. (c) Calculated pursuant to Rule 457(o) under the Securities Act based on the proposed maximum aggregate offering price of all securities listed.
Offering: 5
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-272130
Carry Forward Initial Effective Date	May 23, 2023
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Warrants to Purchase Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-272130
Carry Forward Initial Effective Date	May 23, 2023
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock
Carry Forward Form Type	S-3
Carry Forward File Number	333-272130
Carry Forward Initial Effective Date	May 23, 2023
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 8,075,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-272130
Carry Forward Initial Effective Date	May 23, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 889,865.00
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, this registration statement includes $8,075,000,000 aggregate amount of unsold securities previously registered under the registrant's Registration Statement on Form S-3ASR (File No. 333-272130) (the "Old Registration Statement"), which was filed by the registrant on May 23, 2023 and declared effective upon filing. Filing fees of $889,865.00 (calculated at the fee rate in effect on the filing date of the Old Registration Statement) were previously paid by the registrant with respect to securities that are being carried forward to this registration statement. A filing fee of $4,270,742.50 is being transmitted herewith, which covers the balance of the filing fee due for the securities registered under this registration statement.